Asset Management Fund - Large Cap Equity Fund | Large Cap Equity Fund
AMF Large Cap Equity Fund
Investment Objectives
The Fund’s primary investment objective is to achieve capital appreciation.
The objective of income is secondary.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Asset Management Fund - Large Cap Equity Fund - Large Cap Equity Fund		Class AMF	Class H
Management Fees		0.65%	0.65%
12b-1 Fees		0.25%	none
Other Expenses	[1]	0.64%	0.64%
Total Annual Fund Operating Expenses	[2]	1.54%	1.29%
[1]	Other expenses have been restated to reflect current fees.
[2]	The Total Fund Operating Expenses differs from the Ratio of gross expenses to average net assets found within the "Financial Highlights" section of the prospectus because Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Asset Management Fund - Large Cap Equity Fund - Large Cap Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Class AMF	157	486	839	1,834
Class H	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of Austin Atlantic Asset Management Co. (the “Adviser”). The Adviser looks for companies with strong balance sheets, attractive return on capital and sustainable earnings growth. In evaluating the prospects for a company’s growth and earnings, the Adviser considers, among other things, the company’s historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. The Adviser uses models that quantify and rank stocks based on their underlying financial data and blend this analysis with fundamental, bottom-up analysis from one or more investment analysts. This blending of quantitative and fundamental analysis allows the Adviser to efficiently evaluate a large number of potential investments in a systematic fashion while retaining the insights of investment analysts to provide investment considerations which may not be observable from a company’s financial information.

The Adviser has licensed investment models, analytics and other tools from System Two Advisers (“S2”) for use in managing the Fund. The Adviser, not the Fund, is responsible for paying the licensing fees to S2.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large-capitalization companies to be those with market capitalizations in excess of $10 billion or in the range of those market capitalizations of companies included in the S&P 500 Index at the time of purchase. The capitalization range of the companies that are components of the S&P 500 Index was between $3 billion and $869 billion as of December 31, 2017. The average market cap of index components was $47 billion. It is the Fund’s policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large-capitalization companies. Although the Fund can invest in stocks of any sector, the Fund, subject to its investment policies, may at times have significant investments in one or more sectors. The equity securities in which the Fund may invest also include common stocks that do not pay dividends.

Principal Risks

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Company Risk. The market values of corporate securities vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which the Fund invests largely determines the Fund’s long-term performance.

Management Risk. The Fund is subject to management risk due to the active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objectives.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or issuer-specific risk. Equity securities generally have greater price volatility than fixed income securities.

Portfolio Turnover Risk. The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.

Style Risk. The Fund emphasizes dividend-paying common stocks of large-capitalization U.S. companies that meet the quality criteria of the Adviser. If large-capitalization stocks held by the Fund fall out of favor, the Fund’s returns could trail returns of the overall stock market or other funds. The Fund may at times hold securities of companies in the same or related market sectors, such as consumer staples, and its performance may suffer if those sectors underperform the overall stock market.

Fund Performance History

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Class H shares of the Fund commenced operations on February 20, 2009. The bar chart and table below assume reinvestment of dividends and distributions.

Annual Total Returns The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class AMF shares.
Annual Returns for the Years Ended December 31

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.74% (quarter ended 6/30/09) and the lowest return for a calendar quarter was (18.59%) (quarter ended 12/31/08). The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2018 was 8.12%.

Average Annual Total Returns (For the periods ended December 31, 2017)

The table below shows returns on a before-tax and after-tax basis for Class AMF shares and on a before-tax basis for Class H shares. After-tax returns for Class H shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-247-9780.

Average Annual Total Returns - Asset Management Fund - Large Cap Equity Fund - Large Cap Equity Fund	Label	1 Year		5 Years		10 Years		Since Inception	[2]	Inception Date
Class AMF | (before taxes)	Large Cap Equity Fund, Class AMF (before taxes)	20.55%		13.36%		7.92%
Class AMF | After Taxes on Distributions	Large Cap Equity Fund, Class AMF (after taxes on distributions)	14.78%		9.76%		5.95%
Class AMF | After Taxes on Distributions and Sales	Large Cap Equity Fund, Class AMF (after taxes on distributions and redemptions)	15.27%		10.16%		6.13%
Class AMF | S & P 500 Index [Member]	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	[1]	15.79%	[1]	8.50%	[1]
Class H | (before taxes)	Large Cap Equity Fund, Class H (before taxes)	20.64%		13.51%				15.12%		Feb. 20, 2009
Class H | S & P 500 Index [Member]	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	[1]	15.79%	[1]			17.55%	[1]	Feb. 20, 2009
[1]	The S&P 500 Index is an unmanaged index including 500 of the leading companies in the leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market with approximately 75% coverage of U.S. equities, and is a proxy for the total stock market.
[2]	Class H shares commenced operations on February 20, 2009. Class H index comparison began on February 20, 2009.